Stockholders' Equity (Detail) - Assumptions Used in Calculating Fair Value of Warrants Issued	1 Months Ended	12 Months Ended		6 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Feb. 27, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Maximum [Member]
Dividend yield	0.00%	0.00%	0.00%			0.00%	0.00%
Expected Volatility	38.28%	46.58%	44.84%	42.10%	49.00%	49.00%
Risk free Interest rates	1.14%	0.25%	0.61%	0.30%	0.93%	0.93%		0.45%
Expected lives (years)	2 years	54 days	9 months	1 year 328 days	5 years	5 years